Streaming Arrangement - copper stream reconciliations host debt (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 24, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year		R 0
Finance costs		1,928	R 698	R 796
Copper warrants delivered		(125)	0	0
Balance at end of year		5,736	0
Streaming contract liabilities		455	0	85
Streaming contract liabilities		5,281	0	0
Copper stream
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year		0
Balance at end of year		2,403	0
Copper stream | Copper Host Contract Financial Liabilities
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year		0	0
Finance costs		166	0
Copper warrants delivered		(125)	0
Increase (Decrease) Through Net Exchange Differences - Copper Host Debt		(120)	0
Balance at end of year		2,256	0	R 0
Streaming contract liabilities		134	0
Streaming contract liabilities		R 2,122	R 0
Copper stream | Copper Host Contract Financial Liabilities | MAC Copper
Disclosure of streaming arrangement [Line Items]
Acquisitions through business combinations contingent consideration	R 2,335